Document and Entity Information Document	Apr. 01, 2020 $ / shares
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	TYSON FOODS, INC.
Entity File Number	001-14704
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	71-0225165
Entity Address, Address Line One	2200 West Don Tyson Parkway,
Entity Address, City or Town	Springdale,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
City Area Code	(479)
Local Phone Number	290-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Entity Listing, Par Value Per Share	$ 0.10
Trading Symbol	TSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000100493
Amendment Flag	false